Convertible Notes (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Issuance costs and debt discount [Member]
Convertible Notes (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible Note 2021	$ 891,135	$ 384,577
Convertible Note 2022	485,323	12,576
Convertible Notes	1,376,458	397,542
Convertible note interest [Member]
Convertible Notes (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible Note 2021	458,231	227,465
Convertible Note 2022	264,577	7,051
Convertible Notes	722,808	234,516
Total [Member]
Convertible Notes (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible Note 2021	1,349,366	612,042
Convertible Note 2022	749,900	19,627
Convertible Notes	$ 2,099,266	$ 631,669